Unaudited Condensed Consolidated Statements of Financial Position - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Property and equipment	€ 247,027	€ 256,280
Right-of-use assets	559,286	758,368
Intangible assets	50,106	50,781
Other assets	177,716	204,233
Financial assets	6,235,346	3,092,290
Total non-current assets	7,269,480	4,361,952
Current assets
Inventories	5,038,415	6,897,666
Current other assets	5,519,954	5,103,402
Other assets from government grants and research allowance	5,863,947	5,081,772
Tax receivables	1,753,638	1,735,335
Financial assets	34,993,289	34,462,352
Cash and cash equivalents	13,003,450	18,375,979
Total current assets	66,172,692	71,656,505
TOTAL ASSETS	73,442,172	76,018,457
Equity
Issued capital	8,129,656	7,122,205
Share premium	348,956,615	334,929,685
Other capital reserves	47,704,375	44,115,861
Accumulated deficit	(354,922,519)	(332,192,221)
Other components of equity	7,176,239	7,440,510
Total equity	57,044,365	61,416,039
Non-current liabilities
Lease liabilities	203,878	399,066
Other liabilities	36,877	36,877
Total non-current liabilities	240,755	435,943
Current liabilities
Trade and other payables	9,735,656	11,394,232
Lease liabilities	395,234	406,020
Employee benefits	1,114,635	2,064,678
Liabilities to warrant holders	4,549,915
Other liabilities	361,613	301,544
Total current liabilities	16,157,053	14,166,475
Total Liabilities	16,397,808	14,602,417
TOTAL EQUITY AND LIABILITIES	€ 73,442,172	€ 76,018,457